Summary of Significant Accounting Policies - Insurance brokerage service (Details) - HKD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue subject to clawback provision	$ 200	$ 1,000	$ 30
Minimum
Commission payment term	6 days
Maximum
Commission payment term	26 days